INCOME TAX - Summary of Reconciliation of Tax Expense Applicable to Loss Before Tax at the Statutory Rates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Tax expense (income), amount [Abstract]
Loss before tax	$ (282.6)	$ (158.1)	$ (520.2)
At the statutory blended US federal and state income tax rate of 25.0% (2024: 25.1%; 2023: 24.3%)	(70.7)	(39.6)	(126.6)
Effect of tax rate differences and preferential tax rate in other countries and regions	32.6	3.9	51.1
Research and development credit	(16.0)	(13.3)	(8.9)
State rate change	4.5	(3.3)	5.9
Effect of non-deductible expenses	14.1	5.0	2.1
Tax losses and deductible temporary differences not recognized	16.2	53.8	83.0
Share-based compensation income tax benefit	8.0	(1.1)	(7.9)
Special tax adjustment	1.1	8.7	0.0
Loan Restructuring	16.6	0.0	0.0
Others	7.8	4.8	(0.6)
Tax charge/(benefit) at the Company’s effective rate	$ 14.2	$ 18.9	$ (1.9)
Tax expense (income), effective tax rate [Abstract]
At the statutory blended US federal and state income tax rate of 25.0% (2024: 25.1%; 2023: 24.3%)	25.00%	25.10%	24.30%
Effect of tax rate differences and preferential tax rate in other countries and regions	(11.50%)	(2.40%)	(9.80%)
Research and development credit	5.70%	8.40%	1.70%
State rate change	(1.60%)	2.00%	(1.10%)
Effect of non-deductible expenses	(5.00%)	(3.10%)	(0.40%)
Tax losses and deductible temporary differences not recognized	(5.70%)	(34.10%)	(16.00%)
Share-based compensation income tax benefit	(2.80%)	0.70%	1.50%
Special tax adjustment	(0.40%)	(5.50%)	0.00%
Loan Restructuring	(5.90%)	0.00%	0.00%
Others	(2.80%)	(3.00%)	0.20%
Tax charge/(benefit) at the Company’s effective rate	(5.00%)	(11.90%)	0.40%